Accumulated Other Comprehensive Income (Loss)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Accumulated Other Comprehensive Income (Loss)
Accumulated Other Comprehensive Income (Loss)

The following table sets forth the components in accumulated other comprehensive income (loss):

	For the Years Ended December 31,
	2017	2016	2015
	(Dollars in millions)
Investment Securities
Beginning balance	$(8)	$5	$8
Unrealized gain (loss)	(19)	(10)	(7)
Less: Tax (benefit) provision	(7)	(3)	(2)
Net unrealized gain (loss)	(12)	(7)	(5)
Reclassifications out of AOCI (1)	3	(9)	3
Less: Tax (benefit) provision	1	(3)	1
Net unrealized gain (loss) reclassified out of AOCI	2	(6)	2
Other comprehensive income/(loss), net of tax	(10)	(13)	(3)
Ending balance	$(18)	$(8)	$5

Cash Flow Hedges
Beginning balance	$1	$(3)	$—
Unrealized gain (loss)	5	(13)	(6)
Less: Tax (benefit) provision	1	(5)	(1)
Net unrealized gain (loss)	4	(8)	(5)
Reclassifications out of AOCI (1)	(5)	19	2
Less: Tax (benefit) provision	(2)	7	—
Net unrealized gain (loss) reclassified out of AOCI	(3)	12	2
Other comprehensive income/(loss), net of tax	1	4	(3)
Ending balance	$2	$1	$(3)

(1)	Reclassifications are reported in other noninterest income on the Consolidated Statement of Operations.